Property, plant, equipment and forestlands (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Accumulated Depreciation	Property, plant and equipment is net of accumulated depreciation of:

In millions	March 31, 2012	December 31, 2011
Accumulated depreciation	$3,660	$3,579
Depreciation and depletion expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Depreciation and depletion expense	$301	$293	$303

Schedule of Property Plant Equipment and Forestlands

Property, plant, equipment and forestlands consist of the following:

	December 31,
In millions	2011	2010
Land and land improvements	$250	$255
Buildings and leasehold improvements	756	761
Machinery and other	5,145	5,030

	6,151	6,046
Less: accumulated depreciation	(3,579)	(3,414)

	2,572	2,632
Forestlands	352	328
Construction-in-progress	518	199

	$3,442	$3,159